Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018
Schedule of stock options activity

The following table summarizes the activity relating to the Company’s stock options for the six months ended December 31, 2018:

	Options	Weighted-Average Exercise Price	Weighted Remaining Average Contractual Term	Aggregate Intrinsic Value
Outstanding at June 30, 2018	5,150,000	$0.12	5.8	$—
Granted	400,000	$0.06	4.6	$—
Options Exercised	—	$—	—	$—
Outstanding at December 31, 2018	5,550,000	$0.11	5.7	$—
Exercisable at December 31, 2018	4,550,000	$0.11	5.7	$—

The fair value of each option grant on the date of grant is estimated using the Black-Scholes Option – Pricing model reflecting the following weighted-average assumptions:

	December 31,
	2018	2017
Expected life of options (In years)	5	2
Expected volatility	67.91%	69.66%
Risk ree interest rate	2.98%	1.59%
Dividend Yield	0%	0%

The following is a summary of stock option activity for the years ended June 30, 2017 and 2018.

	Shares (Thousands)	Weighted-Average Exercise Price	Weighted Remaining Average Contractual Term
Options
Outstanding at July 1, 2016	3,000	$0.06	6.5
Granted	1,000	$0.24	4.0
Outstanding at June 30, 2017	4,000	$0.10	5.9
Granted	1,250	$0.15	5.0
Options Exercised	(100)	$0.02	—
Outstanding at June 30, 2018	5,150	$0.12	5.8
Exercisable at June 30, 2018	4,150	$0.13	4.8

Schedule of stock option plans by exercise price range

The following is a summary of stock options outstanding and exercisable by exercise price as of December 31, 2018:

		Weighted Average
Exercise Price	Outstanding	Contract Life	Exercisable
$0.05	300,000	4.8	300,000
$0.06	3,100,000	7.2	2,100,000
$0.07	100,000	4.8	100,000
$0.10	500,000	4.1	500,000
$0.20	200,000	3.8	200,000
$0.21	550,000	3.3	550,000
$0.22	100,000	3.2	100,000
$0.23	200,000	3.6	200,000
$0.25	500,000	2.9	500,000
Total	5,550,000		4,550,000

The following is a summary of stock options outstanding and exercisable by exercise price as of June 30, 2018.

Exercise Price	Outstanding	Weighted Average Contract Life	Exercisable
$0.06	31,00,000	6.5	21,00,000
$0.10	5,00,000	4.8	5,00,000
$0.20	2,00,000	4.5	2,00,000
$0.21	5,50,000	4.1	5,50,000
$0.22	1,00,000	4.0	1,00,000
$0.23	2,00,000	4.4	2,00,000
$0.25	5,00,000	3.6	5,00,000

Total	51,50,000		41,50,000

Warrant [Member]
Schedule of stock options activity

The following table summarizes the warrants that have been issued:

	Number of	Weighted Average	Weighted Average Remaining	Aggregate Intrinsic
	Shares	Exercise Price	Life (Years)	Value
Outstanding at June 30, 2018	4,774,015	$0.29	5.0	$—
Granted	214,166,533	$0.02	5.5	$2,141,665
Expired	—	$—	—	$—
Exercised	(2,500,000)	$0.02	—	$—
Outstanding and exercisable at December 31, 2018	216,440,548	$0.02	5.5	$2,141,665

The following table summarizes the warrants that have been issued:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)
Outstanding at June 30, 2016	50,00,000	$0.50	—
Granted	11,73,864	$0.51	3.5
Outstanding at June 30, 2017	61,73,864	$0.50	0.7
Granted	36,00,151	$0.22	6.1
Expired	(50,00,000)	$0.50	—
Outstanding at June 30, 2018	47,74,015	$0.29	5.5

Schedule of stock option plans by exercise price range

The following table summarizes the warrants by price:

Weighted Average Exercise Price	Number of Shares	Weighted Average Remaining Life (Years)
$0.15	30,43,333	6.4
$0.50	10,37,501	3.5
$0.60	6,93,181	4.1
	47,74,015	5.5